Events occurring after the Reporting Date (Details Textual)	1 Months Ended
Jul. 19, 2019
Dr Jerry Kanellos [Member] | Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Events occurring after the reporting date, description	The company completed a capital raising comprising 339,130 ADS at US$4.00 per security. The gross proceeds to the company were US$1,356,520.